Investment Strategy - Even Herd Long Short ETF	Jul. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by taking both long and short positions in equity securities.

Even Herd, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), employs its proprietary algorithm to manage the Fund’s portfolio, seeking to maintain a consistent 100% long exposure to equity securities. In addition, the Fund’s short exposure will vary between 10% to 90%. Consequently, the Fund’s net equity exposure—defined as the value of the Fund’s long positions minus its short positions— will generally range from 10% to 90% net long. This range is subject to adjustment by the Sub-Adviser based on prevailing market conditions.

The Sub-Adviser follows a proprietary system most comparable to a relative momentum-focused investment strategy. Momentum is defined as an upward (positive) or downward (negative) price movement of a security (or an asset class), generating positive or negative investment returns, over the course of a predefined observation period. With respect to the Sub-Adviser’s investment strategy, this involves taking long positions in equity securities exhibiting strong upward momentum and short positions in those showing downward momentum. The Sub-Adviser’s proprietary algorithm, which emphasizes a dynamic, trend-focused analysis, rather than a strictly bottom-up valuation analysis, is used to select both the long and short positions. The proprietary system is driven by price movements, along with other data points. The key elements of this strategy include:

●	Use of the proprietary algorithm for ongoing monitoring and to analyze market trends and stock momentum, prioritizing equity securities that show strong upward momentum for long positions, and identifying those with downward momentum for short positions.
●	The proprietary algorithm’s frequent reassessment of equity securities rankings based on their price movement, to seek to align the Fund’s portfolio with current market momentum.
●	Inclusion and exclusion of stocks based on their momentum ranking rather than traditional fundamental analysis. The proprietary algorithm evaluates companies’ current and historical stock price movements, which allows the Sub-Adviser to realign the Fund’s portfolio as market conditions change.
●	Through a dynamic sector allocation process, the Sub-Adviser seeks to overweight the Fund’s portfolio exposure to leading economic sectors and underweight exposure to lagging sectors. Dynamic sector allocation involves adjusting portfolio allocations among different sectors based on the Sub-Adviser’s proprietary system.
●	Employment of various statistical clustering methodologies by the Sub-Adviser to better align the Fund’s long and short position behaviors. Clustering serves as a tool to help the Sub-Adviser better understand the Fund’s exposures through various factors such as sector or industry composition or price movements which may not be apparent from traditional diversification methods.

The Sub-Adviser may at its sole discretion make adjustments and changes to its allocation and clustering methodologies and proprietary system, including the underlying algorithm. The system is intended to be optimized and refined perpetually, especially as more data becomes available with time.

Long positions: The Fund’s long portfolio predominantly includes stocks that, according to the Sub-Adviser’s analysis, have demonstrated strong upward momentum. For long holdings, the Fund intends to invest in companies with market capitalizations above $500 million. The Fund will primarily invest in U.S.-listed equity securities. The Fund may also invest in foreign companies, primarily through U.S. exchange-traded American Depositary Receipts (“ADRs”).

Short positions: Conversely, the Fund’s short portfolio focuses on stocks that, according to the Sub-Adviser’s analysis, have exhibited downward momentum. For short holdings, the Fund intends to short companies with market capitalizations above $250 million. The Fund may enter into swap agreements as a substitute for directly shorting a particular company’s equity securities.

The Fund’s short sales introduce leverage, potentially amplifying changes in the Fund’s net asset value. The Fund’s short positions will generally not be covered, meaning the Fund does not currently own the underlying securities it has sold short. Fluctuations in the Fund’s exposure levels may occur due to capital flows. The cash collateral received may be invested in accordance with the Fund’s primary investment strategy.

Portfolio Construction:

The specific number of securities in the Fund’s portfolio will fluctuate and under normal circumstance can be expected to range from approximately 75 to 300 long positions, and 50 to 200 short positions, although these ranges may vary upward or downward at the Sub-Adviser’s discretion. The Fund’s strategy should prevent any single position from exceeding 5% of the Fund’s portfolio at the time of purchase.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in long and short equity securities.

As of June 30, 2025, the Fund’s portfolio had significant exposure to the aerospace, defense and banking industries.. The Fund’s exposure to one or more industries is subject to change over time.

Due to its strategy, the Fund could experience a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in long and short equity securities.